Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 2.6%
Ambev SA .................. 14,374 $ 27,400
B3 SA - Brasil Bolsa Balcao ....... 43,875 83,260
Dexco SA ................... 4,935 5,025
EcoRodovias Infraestrutura e Logistica
SA ..................... 16,725 14,996
Fleury SA ................... 8,070 16,446
Lojas Renner SA .............. 39,879 93,350
Ultrapar Participacoes SA ........ 1,334 3,783
Ultrapar Participacoes SA , ADR .... 14,630 41,549
285,809
Chile — 1.4%
Empresas CMPC SA ........... 20,765 35,438
Enel Americas SA ............. 944,561 84,990
Enel Chile SA ................ 631,697 37,545
157,973
China — 27.5%
3SBio, Inc.
(a) (b)
................ 101,000 77,903
Alibaba Group Holding Ltd. ....... 25,992 318,830
Baidu, Inc. , Class A
(c)
........... 3,478 39,324
Bosideng International Holdings Ltd. . 86,000 41,629
BYD Co. Ltd. , Class A ........... 2,166 81,561
BYD Co. Ltd. , Class H .......... 1,500 52,711
China Construction Bank Corp. , Class
H ...................... 239,000 194,478
China Life Insurance Co. Ltd. , Class H 49,000 90,963
China Medical System Holdings Ltd. . 45,000 40,617
China Merchants Bank Co. Ltd. , Class
A ...................... 5,200 28,979
China Pacific Insurance Group Co. Ltd. ,
Class A .................. 5,300 23,513
China Pacific Insurance Group Co. Ltd. ,
Class H .................. 21,000 62,555
CMOC Group Ltd. , Class A ....... 16,500 16,431
CMOC Group Ltd. , Class H ....... 96,000 70,922
ENN Energy Holdings Ltd. ........ 3,500 23,825
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 1,768
Geely Automobile Holdings Ltd. .... 42,000 77,759
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 475
Great Wall Motor Co. Ltd. , Class A .. 5,300 18,069
Great Wall Motor Co. Ltd. , Class H .. 15,000 24,513
Haier Smart Home Co. Ltd. , Class A . 2,400 9,125
Huatai Securities Co. Ltd. , Class A .. 35,600 82,955
Industrial & Commercial Bank of China
Ltd. , Class H ............... 193,000 131,371
JD.com, Inc. , Class A ........... 4,700 95,602
KE Holdings, Inc. , ADR .......... 825 14,380
Lenovo Group Ltd. ............. 78,000 94,072
Li Auto, Inc. , Class A
(c)
.......... 1,800 21,186
Li Auto, Inc. , ADR
(c) (d)
........... 576 13,490
LONGi Green Energy Technology Co.
Ltd. , Class A ............... 760 1,546
Meituan , Class B
(a) (b) (c)
........... 8,510 161,967
Midea Group Co. Ltd. , Class A ..... 1,500 15,181
NetEase, Inc. ................ 2,870 58,993
PDD Holdings, Inc. , ADR
(c)
....... 158 17,682
People's Insurance Co. Group of China
Ltd. (The) , Class A ........... 34,400 33,753
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 12,400 86,599
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 9,500 53,491
Security
Shares
Shares Value
China (continued)
Pop Mart International Group Ltd.
(a) (b)
. 1,000 $ 12,128
SF Holding Co. Ltd. , Class A ...... 15,000 80,813
Shandong Nanshan Aluminum Co. Ltd. ,
Class A .................. 150,100 83,622
Tencent Holdings Ltd. ........... 9,900 520,891
Topsports International Holdings Ltd.
(a) (b)
37,000 13,687
Trip.com Group Ltd.
(c)
........... 650 45,652
Weichai Power Co. Ltd. , Class A .... 600 1,184
Weichai Power Co. Ltd. , Class H ... 3,000 5,221
Wuliangye Yibin Co. Ltd. , Class A ... 1,200 20,991
Xiaomi Corp. , Class B
(a) (b) (c)
....... 6,600 33,080
Xinyi Solar Holdings Ltd. ......... 12,000 4,947
3,000,434
Greece — 0.3%
Eurobank Ergasias Services & Holdings
SA ..................... 6,299 15,765
OPAP SA , Class R ............. 660 11,322
27,087
Hungary — 0.1%
MOL Hungarian Oil & Gas plc ..... 2,199 16,065
India — 15.5%
Ajanta Pharma Ltd. ............ 849 26,337
Axis Bank Ltd. ................ 1,339 15,172
Bharti Airtel Ltd. ............... 858 16,049
Blue Star Ltd. ................ 3,659 76,482
Chambal Fertilisers & Chemicals Ltd. 1,471 8,522
Crompton Greaves Consumer
Electricals Ltd. ............. 17,297 68,360
Dixon Technologies India Ltd.
(b)
.... 170 29,260
EID Parry India Ltd.
(c)
........... 7,792 73,456
GE Vernova T&D India Ltd. ....... 949 19,462
HCL Technologies Ltd. .......... 4,893 97,103
HDFC Bank Ltd. .............. 3,656 71,560
Hero MotoCorp Ltd. ............ 246 12,282
Hindalco Industries Ltd. ......... 13,700 93,572
Hindustan Zinc Ltd. ............ 7,693 39,824
ICICI Bank Ltd. ............... 5,111 73,550
Indian Hotels Co. Ltd. (The) , Class A . 3,734 32,842
Infosys Ltd. .................. 4,864 105,837
Infosys Ltd. , ADR .............. 3,271 71,799
Jindal Saw Ltd. ............... 5,070 14,594
Kalpataru Projects International Ltd. . 365 4,445
KEC International Ltd. .......... 5,231 50,578
Mahindra & Mahindra Ltd. ........ 2,895 99,496
MakeMyTrip Ltd.
(c)
............. 134 14,642
Marico Ltd. .................. 2,684 20,743
National Aluminium Co. Ltd. ....... 4,982 11,561
Onesource Specialty Pharma Ltd.
(c)
.. 1,828 33,377
Power Grid Corp. of India Ltd. ..... 3,490 12,120
Reliance Industries Ltd. ......... 11,947 173,863
Reliance Industries Ltd. , GDR
(a)
.... 462 27,119
State Bank of India ............. 4,126 36,677
Strides Pharma Science Ltd. ...... 4,674 36,954
Tata Consultancy Services Ltd. .... 153 7,240
Trent Ltd. ................... 817 54,003
Triveni Turbine Ltd. ............ 1,525 11,728
VA Tech Wabag Ltd.
(c)
........... 770 12,145
Voltas Ltd. .................. 2,650 38,446
Wipro Ltd. ................... 21,462 76,887
Zomato Ltd.
(c)
................ 9,646 24,431
1,692,518

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Indonesia — 1.8%
Bank Central Asia Tbk. PT ........ 208,200 $ 120,273
Bank Mandiri Persero Tbk. PT ..... 113,100 41,555
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 52,700 13,609
Medco Energi Internasional Tbk. PT . 271,900 17,917
193,354
Malaysia — 2.4%
CIMB Group Holdings Bhd. ....... 18,200 32,671
KPJ Healthcare Bhd. ........... 49,800 25,166
Malayan Banking Bhd. .......... 42,000 97,371
Public Bank Bhd. .............. 41,600 40,182
Sime Darby Bhd. .............. 96,400 48,536
Sunway Bhd. ................ 22,800 22,184
266,110
Mexico — 1.8%
America Movil SAB de CV , Series B . 26,150 18,361
Cemex SAB de CV ............ 25,576 15,107
Fomento Economico Mexicano SAB de
CV ..................... 2,546 21,662
Genomma Lab Internacional SAB de
CV , Class B ............... 26,042 35,402
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 263 7,156
Grupo Aeroportuario del Sureste SAB
de CV , ADR ............... 23 6,313
Grupo Financiero Banorte SAB de CV ,
Class O .................. 12,663 87,899
Wal-Mart de Mexico SAB de CV .... 3,144 8,190
200,090
Poland — 0.2%
Allegro.eu SA
(a) (b) (c)
............. 3,401 24,959
Qatar — 0.5%
Al Rayan Bank ............... 5,545 3,630
Commercial Bank PSQC (The) ..... 2,766 3,488
Industries Qatar QSC ........... 2,125 8,003
Qatar Islamic Bank QPSC ........ 1,752 9,898
Qatar National Bank QPSC ....... 6,851 31,372
56,391
Russia — 0.0%
(c)(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR
(b)
......... 27 1
1
Saudi Arabia — 3.2%
Al Rajhi Bank ................ 5,751 151,678
Etihad Etisalat Co. ............. 878 13,554
Saudi Basic Industries Corp. ...... 2,022 36,119
Saudi National Bank (The) ........ 4,960 45,179
Saudi Telecom Co. ............. 8,672 100,493
Savola Group (The)
(c)
........... 276 2,870
349,893
South Africa — 1.9%
FirstRand Ltd. ................ 8,853 36,018
Gold Fields Ltd. ............... 1,260 21,528
Gold Fields Ltd. , ADR ........... 2,349 39,769
Kumba Iron Ore Ltd. ............ 1,485 30,844
Sanlam Ltd. ................. 16,953 73,874
202,033
Security
Shares
Shares Value
South Korea — 11.7%
Amorepacific Group
(c)
........... 1,200 $ 19,845
CJ CheilJedang Corp. ........... 34 5,637
CJ Corp. ................... 837 54,627
Coway Co. Ltd.
(c)
.............. 394 20,843
DB Insurance Co. Ltd. .......... 202 13,440
DL E&C Co. Ltd.
(c)
............. 459 9,854
GS Engineering & Construction Corp.
(c)
1,109 13,127
Hana Financial Group, Inc. ....... 209 8,651
Hanon Systems
(c)
.............. 2,736 8,007
HD Hyundai Co. Ltd. ........... 170 9,670
Hyosung TNC Corp.
(c)
........... 140 21,423
Hyundai Marine & Fire Insurance Co.
Ltd. ..................... 464 7,875
KB Financial Group, Inc. ......... 995 62,338
KB Financial Group, Inc. , ADR ..... 650 40,606
Korean Air Lines Co. Ltd.
(c)
....... 2,775 47,112
LG Chem Ltd.
(c)
............... 239 38,762
LG Electronics, Inc. ............ 202 11,638
NAVER Corp.
(c)
............... 741 109,733
POSCO Holdings, Inc. .......... 114 20,310
POSCO Holdings, Inc. , ADR ...... 337 15,003
Samsung C&T Corp. ........... 576 47,218
Samsung Electronics Co. Ltd. ..... 9,608 343,137
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 41 10,701
Samsung Securities Co. Ltd. ...... 2,718 84,781
Shinhan Financial Group Co. Ltd. ... 538 18,741
SK Hynix, Inc. ................ 1,085 146,073
SK, Inc. .................... 543 54,967
Woori Financial Group, Inc. ....... 2,811 30,927
1,275,046
Taiwan — 21.6%
ASE Technology Holding Co. Ltd. ... 11,000 57,096
Bizlink Holding, Inc. ............ 2,000 37,849
Cathay Financial Holding Co. Ltd. ... 50,978 102,786
Chroma ATE, Inc. .............. 4,000 45,045
Compal Electronics, Inc. ......... 8,000 8,823
CTBC Financial Holding Co. Ltd. ... 63,000 74,988
Delta Electronics, Inc. ........... 9,000 117,270
E.Sun Financial Holding Co. Ltd. ... 119,268 100,582
Eva Airways Corp. ............. 60,000 86,509
Evergreen Marine Corp. Taiwan Ltd. . 2,000 12,406
First Financial Holding Co. Ltd. ..... 112,344 94,801
Fubon Financial Holding Co. Ltd. ... 32,900 92,159
Hon Hai Precision Industry Co. Ltd. .. 4,000 21,359
MediaTek, Inc. ................ 4,000 173,228
Primax Electronics Ltd. .......... 27,000 66,867
Realtek Semiconductor Corp. ..... 2,000 32,942
Sinbon Electronics Co. Ltd. ....... 2,000 15,908
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 1,201,432
United Microelectronics Corp. ..... 17,000 20,267
2,362,317
Thailand — 1.5%
Advanced Info Service PCL , NVDR .. 11,200 94,150
CP ALL PCL , NVDR ............ 32,300 49,726
Home Product Center PCL , NVDR .. 23,400 6,044
PTT PCL , NVDR .............. 12,700 11,849
161,769
Turkey — 0.7%
Migros Ticaret A/S ............. 1,344 21,897
TAV Havalimanlari Holding A/S
(c)
.... 6,909 53,505
75,402

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC . 32,189 $ 104,903
United Kingdom — 0.3%
Anglogold Ashanti plc ........... 1,054 31,737
Total Common Stocks — 96.0%
(Cost: $ 9,658,328 ) .............................. 10,483,891
Preferred Securities
Preferred Stocks — 1.6%
Brazil — 1.6%
Banco Bradesco SA (Preference) ... 10,432 21,635
Cia Energetica de Minas Gerais
(Preference) ............... 5,279 9,963
Companhia Paranaense de Energia
(Preference) ............... 17,586 29,189
Itau Unibanco Holding SA ........ 4,901 28,426
Itau Unibanco Holding SA (Preference) 15,532 89,912
179,125
Total Preferred Securities — 1.6%
(Cost: $ 201,762 ) ................................ 179,125
Total Long-Term Investments — 97 .6%
(Cost: $ 9,860,090 ) .............................. 10,663,016
Short-Term Securities
Money Market Funds — 2.7%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.54%
(h)
....... 12,491 12,497
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.26% ...... 286,949 286,949
Total Short-Term Securities — 2 .7%
(Cost: $ 299,447 ) ................................ 299,446
Total Investments — 100.3%
(Cost: $ 10,159,537 ) .............................. 10,962,462
Liabilities in Excess of Other Assets — (0.3) % ............ (38,026)
Net Assets — 100.0% .............................. $ 10,924,436
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 24,750 $ — $ (12,309)
(a)
$ 57 $ (1) $ 12,497 12,491 $ 70
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 326,161 — (39,212)
(a)
— — 286,949 286,949 10,341 —
$ 57 $ (1) $ 299,446 $ 10,411 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 5 03/21/25 $ 273 $ (427)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 285,809 $ — $ — $ 285,809
Chile ............................................... 157,973 — — 157,973
China ............................................... 123,455 2,876,979 — 3,000,434
Greece .............................................. — 27,087 — 27,087
Hungary ............................................. — 16,065 — 16,065
India ............................................... 146,937 1,545,581 — 1,692,518
Indonesia ............................................ — 193,354 — 193,354
Malaysia ............................................. — 266,110 — 266,110
Mexico .............................................. 200,090 — — 200,090
Poland .............................................. — 24,959 — 24,959
Qatar ............................................... 8,003 48,388 — 56,391
Russia .............................................. — — 1 1
Saudi Arabia .......................................... 52,543 297,350 — 349,893
South Africa ........................................... 113,643 88,390 — 202,033
South Korea .......................................... 55,609 1,219,437 — 1,275,046
Taiwan .............................................. — 2,362,317 — 2,362,317
Thailand ............................................. — 161,769 — 161,769
Turkey .............................................. — 75,402 — 75,402
United Arab Emirates .................................... — 104,903 — 104,903
United Kingdom ........................................ — 31,737 — 31,737
Preferred Securities ....................................... 179,125 — — 179,125
Short-Term Securities
Money Market Funds ...................................... 299,446 — — 299,446
$ 1,622,633 $ 9,339,828 $ 1 $ 10,962,462

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (427) $ — $ — $ (427)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)